UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Focused Global Opportunities Fund
Semiannual Report
May 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2022
Eaton Vance
Focused Global Opportunities Fund

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/14/2021	12/17/2015	(10.47)%	(5.48)%	10.04%	9.36%
Class A with 5.25% Maximum Sales Charge	—	—	(15.19)	(10.47)	8.86	8.45
Class I at NAV	12/17/2015	12/17/2015	(10.34)	(5.35)	10.07	9.38

MSCI World Index	—	—	(9.25)%	(4.82)%	9.72%	10.40%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	2.57%	2.32%
Net	1.20	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Geographic Allocation (% of net assets)
Top 10 Holdings (% of net assets)*
Microsoft Corp.	6.3%
Alphabet, Inc., Class A	5.3
Coca-Cola Co. (The)	4.5
Nestle S.A.	4.1
Visa, Inc., Class A	3.4
Stellantis NV	3.2
Citigroup, Inc.	3.2
Amazon.com, Inc.	3.1
Iberdrola S.A.	2.9
Mondelez International, Inc., Class A	2.9
Total	38.9%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022) for Class I and (December 14, 2021 to May 31, 2022) for Class A. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2021 to May 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (12/1/21)	Ending Account Value (5/31/22)	Expenses Paid During Period (12/1/21 – 5/31/22)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$ 884.60	$5.24**	1.20%
Class I	$1,000.00	$ 896.60	$4.49**	0.95%

Hypothetical ***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$6.04**	1.20%
Class I	$1,000.00	$1,020.20	$4.78**	0.95%
*	Class A had not commenced operations on December 1, 2021. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 169/365 for Class A (to reflect the period from the commencement of operations on December 14, 2021 to May 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2021 (December 14, 2021 for Class A).
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
***	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2021 (December 14, 2021 for Class A).
5

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Australia — 2.2%
CSL, Ltd.	809	$ 157,387
		$ 157,387
Denmark — 2.1%
Novo Nordisk A/S, Class B	1,383	$ 153,583
		$ 153,583
France — 7.8%
LVMH Moet Hennessy Louis Vuitton SE	178	$ 114,922
Safran S.A.	1,354	140,289
Sanofi	1,746	186,836
Schneider Electric SE	858	119,169
		$ 561,216
Germany — 4.8%
adidas AG	898	$ 178,403
Siemens AG	1,239	163,552
		$ 341,955
Hong Kong — 2.7%
AIA Group, Ltd.	18,471	$ 191,363
		$ 191,363
India — 1.9%
HDFC Bank, Ltd. ADR	2,300	$ 132,411
		$ 132,411
Ireland — 1.3%
Kingspan Group PLC	1,158	$ 95,333
		$ 95,333
Japan — 0.9%
Nihon M&A Center Holdings, Inc.	5,540	$ 63,569
		$ 63,569
Netherlands — 5.0%
ASML Holding NV	222	$ 127,751
Stellantis NV	15,407	231,154
		$ 358,905
Security	Shares	Value
Spain — 4.6%
Amadeus IT Group S.A.(1)	1,897	$ 118,038
Iberdrola S.A.	17,800	210,904
		$ 328,942
Switzerland — 9.4%
Nestle S.A.	2,426	$ 296,741
Roche Holding AG PC	528	179,938
TE Connectivity, Ltd.	1,529	197,837
		$ 674,516
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	992	$ 94,537
		$ 94,537
United Kingdom — 1.9%
RELX PLC	4,644	$ 133,165
		$ 133,165
United States — 52.9%
Alphabet, Inc., Class A(1)	166	$ 377,690
Amazon.com, Inc.(1)	93	223,590
AMETEK, Inc.	942	114,425
Boston Scientific Corp.(1)	4,906	201,195
CDW Corp.	1,049	178,183
Citigroup, Inc.	4,288	229,022
Coca-Cola Co. (The)	5,075	321,654
Danaher Corp.	753	198,656
GXO Logistics, Inc.(1)	2,172	117,874
Ingersoll Rand, Inc.	2,827	133,293
Intuitive Surgical, Inc.(1)	405	92,194
Lowe's Cos., Inc.	509	99,408
Microsoft Corp.	1,666	452,935
Mondelez International, Inc., Class A	3,272	207,968
Verisk Analytics, Inc.	663	115,972
Visa, Inc., Class A	1,138	241,450
Walt Disney Co. (The)(1)	1,740	192,166
Wells Fargo & Co.	4,079	186,696
Zoetis, Inc.	583	99,653
		$3,784,024
Total Common Stocks (identified cost $5,995,087)		$7,070,906

6
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(2)	96,313	$ 96,313
Total Short-Term Investments (identified cost $96,313)		$ 96,313
Total Investments — 100.2% (identified cost $6,091,400)		$7,167,219
Other Assets, Less Liabilities — (0.2)%		$ (13,410)
Net Assets — 100.0%		$7,153,809
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	19.7%	$1,410,731
Health Care	17.7	1,269,442
Industrials	16.7	1,196,641
Consumer Discretionary	11.8	847,477
Consumer Staples	11.6	826,363
Financials	10.3	739,492
Communication Services	8.0	569,856
Utilities	3.0	210,904
Short-Term Investments	1.4	96,313
Total Investments	100.2%	$7,167,219
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
7
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Statement of Assets and Liabilities (Unaudited)

May 31, 2022
Assets
Unaffiliated investments, at value (identified cost $5,995,087)	$ 7,070,906
Affiliated investment, at value (identified cost $96,313)	96,313
Dividends receivable	10,603
Dividends receivable from affiliated investment	18
Receivable for Fund shares sold	100
Tax reclaims receivable	5,076
Receivable from affiliates	6,292
Total assets	$7,189,308
Liabilities
Due to custodian — foreign currency, at value (identified cost $152)	$ 152
Payable to affiliates:
Investment adviser and administration fee	4,723
Trustees' fees	155
Accrued expenses	30,469
Total liabilities	$ 35,499
Net Assets	$7,153,809
Sources of Net Assets
Paid-in capital	$ 5,758,035
Distributable earnings	1,395,774
Net Assets	$7,153,809
Class A Shares
Net Assets	$ 9,473
Shares Outstanding	669
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$ 14.15
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.93
Class I Shares
Net Assets	$ 7,144,336
Shares Outstanding	504,056
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.17
On sales of $50,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $9,298)	$ 76,412
Dividend income from affiliated investments	53
Non-cash dividend income	4,074
Total investment income	$ 80,539
Expenses
Investment adviser and administration fee	$ 32,007
Distribution and service fees:
Class A	10
Trustees’ fees and expenses	487
Custodian fee	12,439
Transfer and dividend disbursing agent fees	868
Legal and accounting services	21,433
Printing and postage	2,398
Registration fees	22,838
Miscellaneous	4,153
Total expenses	$ 96,633
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 58,629
Total expense reductions	$ 58,629
Net expenses	$ 38,004
Net investment income	$ 42,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 311,426
Foreign currency transactions	(1,744)
Net realized gain	$ 309,682
Change in unrealized appreciation (depreciation):
Investments	$ (1,189,150)
Foreign currency	(149)
Net change in unrealized appreciation (depreciation)	$(1,189,299)
Net realized and unrealized loss	$ (879,617)
Net decrease in net assets from operations	$ (837,082)
9
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Statements of Changes in Net Assets

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 42,535	$ 12,867
Net realized gain	309,682	838,029
Net change in unrealized appreciation (depreciation)	(1,189,299)	640,656
Net increase (decrease) in net assets from operations	$ (837,082)	$1,491,552
Distributions to shareholders:
Class A(1)	$ (868)	$ —
Class I	(751,865)	(21,503)
Total distributions to shareholders	$ (752,733)	$ (21,503)
Transactions in shares of beneficial interest:
Class A(1)	$ 11,481	$ —
Class I	429,996	1,031,363
Net increase in net assets from Fund share transactions	$ 441,477	$1,031,363
Net increase (decrease) in net assets	$(1,148,338)	$2,501,412
Net Assets
At beginning of period	$ 8,302,147	$ 5,800,735
At end of period	$ 7,153,809	$8,302,147
(1)	For the period from the commencement of operations, December 14, 2021, to May 31, 2022.
10
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Financial Highlights

Class A
Period Ended May 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 17.460
Income (Loss) From Operations
Net investment income(2)	$ 0.072
Net realized and unrealized loss	(1.866)
Total loss from operations	$ (1.794)
Less Distributions
From net investment income	$ (0.081)
From net realized gain	(1.435)
Total distributions	$ (1.516)
Net asset value — End of period	$14.150
Total Return(3)(4)	(11.54)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9
Ratios (as a percentage of average daily net assets):
Expenses (4)	1.20% (6)(7)
Net investment income	1.01% (6)
Portfolio Turnover	17% (5)(8)
(1)	For the period from the commencement of operations, December 14, 2021, to May 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.46% of average daily net assets for the period ended May 31, 2022). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended May 31, 2022).
(8)	For the six months ended May 31, 2022.
11
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 17.250	$ 13.780	$ 12.420	$ 11.530	$ 11.830	$ 9.790
Income (Loss) From Operations
Net investment income(1)	$ 0.083	$ 0.029	$ 0.068	$ 0.103	$ 0.142	$ 0.106
Net realized and unrealized gain (loss)	(1.647)	3.492	1.419	1.648	(0.015)	2.016
Total income (loss) from operations	$ (1.564)	$ 3.521	$ 1.487	$ 1.751	$ 0.127	$ 2.122
Less Distributions
From net investment income	$ (0.081)	$ (0.051)	$ (0.127)	$ (0.120)	$ (0.120)	$ (0.082)
From net realized gain	(1.435)	—	—	(0.741)	(0.307)	—
Total distributions	$ (1.516)	$ (0.051)	$ (0.127)	$ (0.861)	$ (0.427)	$ (0.082)
Net asset value — End of period	$14.170	$17.250	$13.780	$12.420	$11.530	$11.830
Total Return(2)(3)	(10.34)% (4)	25.62%	12.06%	17.28%	1.06%	21.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,144	$ 8,302	$ 5,801	$ 5,186	$ 4,350	$ 4,242
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.95% (5)(6)	0.95%	0.95%	0.96% (7)	0.95%	0.95%
Net investment income	1.06% (5)	0.18%	0.55%	0.92%	1.20%	0.98%
Portfolio Turnover	17% (4)	57%	54%	46%	82%	74%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.47%, 1.37%, 1.95%, 2.07%, 2.32% and 2.47% of average daily net assets for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2022).
(7)	Includes interest expense of 0.01%.
12
See Notes to Financial Statements.

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
13

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,122,109
Gross unrealized appreciation	$ 1,448,375
Gross unrealized depreciation	(403,265)
Net unrealized appreciation	$1,045,110
14

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.800%
$500 million but less than $1 billion	0.775%
$1 billion but less than $2.5 billion	0.750%
$2.5 billion but less than $5 billion	0.730%
$5 billion and over	0.715%
For the six months ended May 31, 2022, the investment adviser and administration fee amounted to $32,007 or 0.80% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2022, the investment adviser and administration fee paid was reduced by $3 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after March 31, 2023. Pursuant to this agreement, EVM and EVAIL were allocated $58,626 in total of the Fund’s operating expenses for the six months ended May 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2022, EVM earned $180 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received no sales charge on sales of Class A shares for the six months ended May 31, 2022. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2022 amounted to $10 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
15

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,361,817 and $1,611,337, respectively, for the six months ended May 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A(1)
Sales	617	$ 10,613	—	$ —
Issued to shareholders electing to receive payments of distributions in Fund shares	52	868	—	—
Net increase	669	$ 11,481	—	$ —
Class I
Sales	41,083	$ 704,551	153,495	$ 2,545,564
Issued to shareholders electing to receive payments of distributions in Fund shares	45,348	751,865	1,482	21,503
Redemptions	(63,645)	(1,026,420)	(94,622)	(1,535,704)
Net increase	22,786	$ 429,996	60,355	$ 1,031,363
(1)	For the period from the commencement of operations, December 14, 2021, to May 31, 2022.
At May 31, 2022, EVM owned 87.3% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2022.
16

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds
At May 31, 2022, the value of the Fund's investment in affiliated funds was $96,313, which represents 1.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$172,262	$847,305	$(1,019,567)	$ —	$ —	$ —	$ 34	—
Liquidity Fund	—	119,593	(23,280)	—	—	96,313	19	96,313
Total				$ —	$ —	$96,313	$53
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 226,948	$ 412,319	$ —	$ 639,267
Developed Europe	197,837	2,449,778	—	2,647,615
North America	3,784,024	—	—	3,784,024
Total Common Stocks	$4,208,809	$2,862,097*	$ —	$7,070,906
Short-Term Investments	$ 96,313	$ —	$ —	$ 96,313
Total Investments	$4,305,122	$2,862,097	$ —	$7,167,219
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
17

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
18

Eaton Vance
Focused Global Opportunities Fund
May 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
19

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
20

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
21

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.22

Eaton Vance
International Small-Cap Fund
Semiannual Report
May 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2022
Eaton Vance
International Small-Cap Fund

Eaton Vance
International Small-Cap Fund
May 31, 2022
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited (MSIM FMIL)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	12/16/2015	12/16/2015	(16.53)%	(17.05)%	4.41%	6.58%
Class A with 5.25% Maximum Sales Charge	—	—	(20.89)	(21.40)	3.29	5.70
Class I at NAV	12/16/2015	12/16/2015	(16.41)	(16.82)	4.67	6.84

MSCI World ex USA Small Cap Index	—	—	(10.62)%	(14.67)%	4.68%	6.91%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.41%	1.16%
Net	1.40	1.15
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
International Small-Cap Fund
May 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Geographic Allocation (% of net assets)
Top 10 Holdings (% of net assets)*
ATS Automation Tooling Systems, Inc.	1.5%
Sanwa Holdings Corp.	1.4
Aalberts NV	1.4
Diploma PLC	1.3
Azelis Group NV	1.3
Kyoritsu Maintenance Co., Ltd.	1.3
Sdiptech AB, Class B	1.3
Yamaha Corp.	1.3
Granite Real Estate Investment Trust	1.3
Games Workshop Group PLC	1.3
Total	13.4%

*	Excludes cash and cash equivalents.

3

Eaton Vance
International Small-Cap Fund
May 31, 2022
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
International Small-Cap Fund
May 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (12/1/21)	Ending Account Value (5/31/22)	Expenses Paid During Period* (12/1/21 – 5/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 834.70	$6.40**	1.40%
Class I	$1,000.00	$ 835.90	$5.26**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.95	$7.04**	1.40%
Class I	$1,000.00	$1,019.20	$5.79**	1.15%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2021.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
International Small-Cap Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 93.5%
Security	Shares	Value
Australia — 6.8%
Bapcor, Ltd.	77,153	$ 340,666
BlueScope Steel, Ltd.	12,567	162,955
carsales.com, Ltd.	39,616	579,055
Dexus	46,861	352,032
Evolution Mining, Ltd.	114,570	312,633
IGO, Ltd.	40,287	361,242
Northern Star Resources, Ltd.	48,547	308,368
OZ Minerals, Ltd.	9,085	156,008
Steadfast Group, Ltd.	187,256	676,791
Westgold Resources, Ltd.	130,302	133,050
WiseTech Global, Ltd.	22,478	676,897
		$ 4,059,697
Austria — 1.9%
ams-OSRAM AG(1)	40,057	$ 492,161
BAWAG Group AG(2)	13,112	670,906
		$ 1,163,067
Belgium — 2.4%
Azelis Group NV(1)	30,856	$ 774,447
VGP NV	1,284	249,123
Xior Student Housing NV	8,736	450,889
		$ 1,474,459
Canada — 9.9%
Agnico Eagle Mines, Ltd.	4,445	$ 235,595
ARC Resources, Ltd.	37,025	557,636
ATS Automation Tooling Systems, Inc.(1)	30,038	881,773
CAE, Inc.(1)	23,474	586,270
Granite Real Estate Investment Trust	10,560	760,494
Keyera Corp.	12,918	344,283
Killam Apartment Real Estate Investment Trust	47,324	718,363
Lundin Mining Corp.	15,149	134,860
Pan American Silver Corp.	7,009	154,161
Peyto Exploration & Development Corp.	30,458	372,763
Quebecor, Inc., Class B	29,031	658,726
TMX Group, Ltd.	5,027	546,995
		$ 5,951,919
Denmark — 0.8%
Topdanmark A/S	9,326	$ 501,180
		$ 501,180
Security	Shares	Value
France — 0.5%
Rubis SCA	10,058	$ 304,568
		$ 304,568
Germany — 1.4%
Jenoptik AG	18,420	$ 517,150
Norma Group SE	11,428	299,561
		$ 816,711
Ireland — 0.8%
Irish Residential Properties REIT PLC	311,492	$ 479,999
		$ 479,999
Italy — 6.2%
Amplifon SpA	14,967	$ 515,754
BFF Bank SpA(2)	90,185	702,258
DiaSorin SpA	4,219	555,383
FinecoBank Banca Fineco SpA	39,651	561,877
Interpump Group SpA	7,160	327,252
MARR SpA	43,722	651,336
Moncler SpA	9,153	440,418
		$ 3,754,278
Japan — 24.7%
As One Corp.	13,400	$ 650,353
Asahi Intecc Co., Ltd.	30,661	461,400
Chiba Bank, Ltd. (The)	59,300	308,312
Cosmos Pharmaceutical Corp.	3,900	370,337
Dip Corp.	12,315	358,471
Fukuoka Financial Group, Inc.	22,511	387,724
Goldwin, Inc.	7,533	462,765
JMDC, Inc.	14,449	580,421
K's Holdings Corp.	45,400	453,909
Kewpie Corp.	24,499	404,819
Kose Corp.	4,010	363,295
Kuraray Co., Ltd.	74,957	626,067
Kyoritsu Maintenance Co., Ltd.	19,891	769,905
LaSalle Logiport REIT	380	539,576
Lion Corp.	45,908	512,522
Makita Corp.	9,132	248,983
Mitsubishi Research Institute Inc.	22,734	728,076
Mitsui Fudosan Logistics Park, Inc.	116	500,394
Miura Co., Ltd.	30,750	690,822
Nihon M&A Center Holdings, Inc.	27,300	313,257
Nohmi Bosai, Ltd.	36,386	477,117
Nomura Co., Ltd.	78,698	553,331
Sakata Seed Corp.	18,970	653,698

6
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sankyu, Inc.	10,273	$ 307,476
Sanwa Holdings Corp.	90,962	871,472
Sumco Corp.	46,867	755,198
Tosei Corp.	86,324	752,610
Yamaha Corp.	18,631	766,149
		$14,868,459
Luxembourg — 0.3%
APERAM S.A.	4,173	$ 172,810
		$ 172,810
Netherlands — 4.2%
Aalberts NV	17,018	$ 843,206
BE Semiconductor Industries NV	8,118	496,391
Euronext NV(2)	5,899	511,064
IMCD NV	4,320	646,064
		$ 2,496,725
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	18,811	$ 256,744
		$ 256,744
Norway — 1.1%
Entra ASA(2)	9,051	$ 143,921
SmartCraft ASA(1)	234,740	387,254
TGS ASA	7,986	131,733
		$ 662,908
Portugal — 0.7%
NOS SGPS S.A.	97,322	$ 413,328
		$ 413,328
Singapore — 0.9%
Daiwa House Logistics Trust(1)	922,380	$ 514,609
		$ 514,609
Spain — 1.8%
Acciona S.A.	2,293	$ 442,180
Inmobiliaria Colonial Socimi S.A.	75,291	617,677
		$ 1,059,857
Sweden — 6.2%
AddTech AB, Class B	28,750	$ 486,159
Boliden AB	5,575	234,606
Bravida Holding AB(2)	64,011	616,812
Security	Shares	Value
Sweden (continued)
Bufab AB	13,554	$ 437,636
Indutrade AB	22,099	499,613
Lagercrantz Group AB, Class B	48,070	469,890
Sdiptech AB, Class B(1)	23,721	769,437
SSAB AB, Class B	40,703	234,774
		$ 3,748,927
Switzerland — 1.8%
Galenica AG(2)	5,045	$ 378,076
Logitech International S.A.	5,203	318,268
PolyPeptide Group AG(2)	5,144	404,730
		$ 1,101,074
United Kingdom — 19.8%
Abcam PLC(1)	39,545	$ 588,812
Allfunds Group PLC	33,358	304,275
Bellway PLC	6,418	188,711
Bodycote PLC	30,719	251,248
Capital & Counties Properties PLC	243,976	500,343
Capricorn Energy PLC(1)	103,716	257,717
Cranswick PLC	16,186	621,377
Dechra Pharmaceuticals PLC	12,554	575,443
Diploma PLC	24,502	802,625
DiscoverIE Group PLC	47,960	451,421
Dr. Martens PLC	124,982	340,367
Games Workshop Group PLC	8,167	756,569
Greggs PLC	22,512	641,098
Howden Joinery Group PLC	65,585	564,089
Intermediate Capital Group PLC	20,457	406,157
JTC PLC(2)	59,904	561,209
Judges Scientific PLC	4,493	453,699
Nomad Foods, Ltd.(1)	14,750	307,832
RWS Holdings PLC	144,467	720,735
St. James's Place PLC	30,031	489,777
Volution Group PLC	146,481	754,581
Watches of Switzerland Group PLC(1)(2)	46,771	554,591
Weir Group PLC (The)	22,958	460,154
Wise PLC, Class A(1)	77,909	360,996
		$11,913,826
United States — 0.9%
Autoliv, Inc.	6,417	$ 513,873
		$ 513,873
Total Common Stocks (identified cost $56,362,281)		$56,229,018

7
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 4.4%
Security	Shares	Value
Equity Funds — 4.4%
iShares MSCI EAFE Small-Cap ETF	9,343	$ 579,172
iShares MSCI Hong Kong ETF	31,595	700,461
iShares MSCI Singapore ETF	20,433	389,862
iShares S&P/TSX SmallCap Index ETF	18,869	293,287
Vanguard MSCI Australian Small Companies Index ETF	13,813	663,320
Total Exchange-Traded Funds (identified cost $2,639,624)		$ 2,626,102

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(3)	987,466	$ 987,466
Total Short-Term Investments (identified cost $987,466)		$ 987,466
Total Investments — 99.6% (identified cost $59,989,371)		$59,842,586
Other Assets, Less Liabilities — 0.4%		$ 267,902
Net Assets — 100.0%		$60,110,488
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $4,543,567 or 7.6% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	23.5%	$14,160,702
Financials	11.0	6,628,525
Real Estate	10.9	6,580,030
Consumer Discretionary	10.4	6,229,021
Information Technology	10.2	6,130,819
Health Care	8.3	4,967,116
Consumer Staples	6.5	3,885,216
Materials	5.4	3,227,129
Exchange-Traded Funds	4.4	2,626,102
Communication Services	3.3	2,009,580
Energy	2.8	1,664,132
Utilities	1.2	746,748
Short-Term Investments	1.7	987,466
Total Investments	99.6%	$59,842,586

8
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Statement of Assets and Liabilities (Unaudited)

May 31, 2022
Assets
Unaffiliated investments, at value (identified cost $59,001,905)	$ 58,855,120
Affiliated investment, at value (identified cost $987,466)	987,466
Foreign currency, at value (identified cost $59)	61
Dividends receivable	183,556
Dividends receivable from affiliated investment	421
Receivable for investments sold	186,798
Tax reclaims receivable	71,853
Receivable from affiliate	382
Total assets	$60,285,657
Liabilities
Payable for investments purchased	$ 59,657
Payable for Fund shares redeemed	9,147
Payable to affiliates:
Investment adviser and administration fee	44,635
Distribution and service fees	114
Trustees' fees	683
Accrued expenses	60,933
Total liabilities	$ 175,169
Net Assets	$60,110,488
Sources of Net Assets
Paid-in capital	$ 60,503,781
Accumulated loss	(393,293)
Net Assets	$60,110,488
Class A Shares
Net Assets	$ 546,736
Shares Outstanding	43,426
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.59
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 13.29
Class I Shares
Net Assets	$ 59,563,752
Shares Outstanding	4,718,975
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.62
On sales of $50,000 or more, the offering price of Class A shares is reduced.
9
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $108,879)	$ 952,972
Dividend income from affiliated investments	1,132
Total investment income	$ 954,104
Expenses
Investment adviser and administration fee	$ 304,749
Distribution and service fees:
Class A	804
Trustees’ fees and expenses	2,061
Custodian fee	32,289
Transfer and dividend disbursing agent fees	3,810
Legal and accounting services	20,666
Printing and postage	2,458
Registration fees	17,462
Miscellaneous	5,940
Total expenses	$ 390,239
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 2,085
Total expense reductions	$ 2,085
Net expenses	$ 388,154
Net investment income	$ 565,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 117,399
Investment transactions - affiliated investment	(122)
Foreign currency transactions	(24,124)
Net realized gain	$ 93,153
Change in unrealized appreciation (depreciation):
Investments	$ (12,507,687)
Foreign currency	(7,323)
Net change in unrealized appreciation (depreciation)	$(12,515,010)
Net realized and unrealized loss	$(12,421,857)
Net decrease in net assets from operations	$(11,855,907)
10
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Statements of Changes in Net Assets

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 565,950	$ 572,750
Net realized gain	93,153	6,278,866
Net change in unrealized appreciation (depreciation)	(12,515,010)	2,720,428
Net increase (decrease) in net assets from operations	$(11,855,907)	$ 9,572,044
Distributions to shareholders:
Class A	$ (41,567)	$ (11,293)
Class I	(4,506,072)	(536,590)
Total distributions to shareholders	$ (4,547,639)	$ (547,883)
Transactions in shares of beneficial interest:
Class A	$ 2,043	$ (879,481)
Class I	2,516,132	15,405,647
Net increase in net assets from Fund share transactions	$ 2,518,175	$14,526,166
Net increase (decrease) in net assets	$(13,885,371)	$23,550,327
Net Assets
At beginning of period	$ 73,995,859	$ 50,445,532
At end of period	$ 60,110,488	$73,995,859
11
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Financial Highlights

	Class A
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.960	$ 13.790	$ 12.670	$ 11.790	$ 13.440	$ 9.990
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.065	$ 0.037	$ 0.131	$ 0.138	$ 0.004
Net realized and unrealized gain (loss)	(2.552)	2.221	1.287	1.233	(1.329)	3.670
Total income (loss) from operations	$ (2.456)	$ 2.286	$ 1.324	$ 1.364	$ (1.191)	$ 3.674
Less Distributions
From net investment income	$ (0.198)	$ (0.116)	$ (0.204)	$ (0.096)	$ (0.202)	$ (0.224)
From net realized gain	(0.716)	—	—	(0.388)	(0.257)	—
Total distributions	$ (0.914)	$ (0.116)	$ (0.204)	$ (0.484)	$ (0.459)	$ (0.224)
Net asset value — End of period	$12.590	$15.960	$13.790	$12.670	$11.790	$13.440
Total Return(2)(3)	(16.53)% (4)	16.66%	10.54%	12.37%	(9.22)%	37.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 547	$ 703	$ 1,417	$ 1,717	$ 1,511	$ 349
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.40% (5)(6)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	1.37% (6)	0.42%	0.30%	1.12%	1.05%	0.03%
Portfolio Turnover	29% (4)	59%	61%	70%	65%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.16%, 0.21%, 0.26% and 0.97% of average daily net assets for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2022).
(6)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.030	$ 13.850	$ 12.720	$ 11.840	$ 13.470	$ 10.010
Income (Loss) From Operations
Net investment income(1)	$ 0.118	$ 0.131	$ 0.074	$ 0.161	$ 0.143	$ 0.087
Net realized and unrealized gain (loss)	(2.566)	2.200	1.289	1.242	(1.311)	3.622
Total income (loss) from operations	$ (2.448)	$ 2.331	$ 1.363	$ 1.403	$ (1.168)	$ 3.709
Less Distributions
From net investment income	$ (0.246)	$ (0.151)	$ (0.233)	$ (0.135)	$ (0.205)	$ (0.249)
From net realized gain	(0.716)	—	—	(0.388)	(0.257)	—
Total distributions	$ (0.962)	$ (0.151)	$ (0.233)	$ (0.523)	$ (0.462)	$ (0.249)
Net asset value — End of period	$12.620	$16.030	$13.850	$12.720	$11.840	$13.470
Total Return(2)(3)	(16.41)% (4)	16.86%	10.82%	12.73%	(9.03)%	37.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 59,564	$ 73,293	$ 49,028	$ 42,132	$ 31,389	$ 15,483
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.15% (5)(6)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	1.68% (6)	0.82%	0.61%	1.37%	1.08%	0.75%
Portfolio Turnover	29% (4)	59%	61%	70%	65%	65%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.16%, 0.21%, 0.26% and 0.97% of average daily net assets for the six months ended May 31, 2022 and the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2022).
(6)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
14

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 60,823,167
Gross unrealized appreciation	$ 5,825,383
Gross unrealized depreciation	(6,805,964)
Net unrealized depreciation	$ (980,581)
15

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%
For the six months ended May 31, 2022, the investment adviser and administration fee amounted to $304,749 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2022, the investment adviser and administration fee paid was reduced by $108 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% (1.30% and 1.05% effective July 1, 2022) of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2023. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $1,977 in total of the Fund’s operating expenses for the six months ended May 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2022, EVM earned $1,064 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charges on sales of Class A shares for the six months ended May 31, 2022. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2022 amounted to $804 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
16

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $19,328,275 and $20,757,346, respectively, for the six months ended May 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	4,571	$ 71,485	8,206	$ 134,157
Issued to shareholders electing to receive payments of distributions in Fund shares	2,643	41,567	770	11,293
Redemptions	(7,844)	(111,009)	(67,691)	(1,024,931)
Net increase (decrease)	(630)	$ 2,043	(58,715)	$ (879,481)
Class I
Sales	676,032	$ 10,138,222	1,751,518	$ 27,161,217
Issued to shareholders electing to receive payments of distributions in Fund shares	286,100	4,506,072	36,528	536,590
Redemptions	(816,767)	(12,128,162)	(755,337)	(12,292,160)
Net increase	145,365	$ 2,516,132	1,032,709	$ 15,405,647
At May 31, 2022, EVM and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 80.4% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2022.
17

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds
At May 31, 2022, the value of the Fund's investment in affiliated funds was $987,466, which represents 1.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,330,780	$14,063,484	$(15,394,142)	$ (122)	$ —	$ —	$ 657	—
Liquidity Fund	—	2,826,451	(1,838,985)	—	—	987,466	475	987,466
Total				$(122)	$ —	$987,466	$1,132
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$ 19,699,509	$ —	$ 19,699,509
Developed Europe	307,832	29,755,885	—	30,063,717
North America	6,465,792	—	—	6,465,792
Total Common Stocks	$6,773,624	$49,455,394*	$ —	$56,229,018
Exchange-Traded Funds	$ 1,962,782	$ 663,320*	$ —	$ 2,626,102
Short-Term Investments	987,466	—	—	987,466
Total Investments	$9,723,872	$50,118,714	$ —	$59,842,586
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
18

Eaton Vance
International Small-Cap Fund
May 31, 2022
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
19

Eaton Vance
International Small-Cap Fund
May 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
20

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
21

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: July 18, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: July 18, 2022